Available-for-Sale Marketable Securities - Schedule of Fair Values and Continuous Unrealized Loss Positions of Available-for-Sale Marketable Securities (Detail) - Cara Therapeutics, Inc.
$ in Thousands
Dec. 31, 2023 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Fair Value	$ 9,238
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Gross Unrealized Losses	(263)
Available-for-sale marketable securities, continuous unrealized loss position, Fair Value	9,238
Available-for-sale marketable securities, continuous unrealized loss position, Gross Unrealized Losses	(263)
U.S. Government Agency Obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Fair Value	7,238
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Gross Unrealized Losses	(262)
Available-for-sale marketable securities, continuous unrealized loss position, Fair Value	7,238
Available-for-sale marketable securities, continuous unrealized loss position, Gross Unrealized Losses	(262)
Corporate Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Fair Value	2,000
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Gross Unrealized Losses	(1)
Available-for-sale marketable securities, continuous unrealized loss position, Fair Value	2,000
Available-for-sale marketable securities, continuous unrealized loss position, Gross Unrealized Losses	$ (1)